Pensions and Other Benefit Plans (Details 14) (USD $)	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	$ 17,536,000,000	$ 13,736,000,000
Short-term investment funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	782,000,000	793,000,000
Government and agency securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	1,759,000,000	1,587,000,000
Debt instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	1,646,000,000	1,116,000,000
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	8,109,000,000	6,700,000,000
Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	5,046,000,000	3,416,000,000
Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	24,000,000	25,000,000
Other Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	170,000,000	99,000,000
Quoted prices in active markets for identical assets and liabilities Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	8,325,000,000	6,912,000,000
Quoted prices in active markets for identical assets and liabilities Level 1 [Member] | Short-term investment funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	155,000,000	161,000,000
Quoted prices in active markets for identical assets and liabilities Level 1 [Member] | Government and agency securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	53,000,000	59,000,000
Quoted prices in active markets for identical assets and liabilities Level 1 [Member] | Debt instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	2,000,000	1,000,000
Quoted prices in active markets for identical assets and liabilities Level 1 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	8,104,000,000	6,682,000,000
Quoted prices in active markets for identical assets and liabilities Level 1 [Member] | Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	11,000,000	8,000,000
Quoted prices in active markets for identical assets and liabilities Level 1 [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	0	0
Quoted prices in active markets for identical assets and liabilities Level 1 [Member] | Other Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	0	1,000,000
Significant other observable inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	9,061,000,000	6,676,000,000
Significant other observable inputs Level 2 [Member] | Short-term investment funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	627,000,000	632,000,000
Significant other observable inputs Level 2 [Member] | Government and agency securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	1,706,000,000	1,528,000,000
Significant other observable inputs Level 2 [Member] | Debt instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	1,641,000,000	1,106,000,000
Significant other observable inputs Level 2 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	1,000,000	2,000,000
Significant other observable inputs Level 2 [Member] | Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	4,985,000,000	3,375,000,000
Significant other observable inputs Level 2 [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	0	0
Significant other observable inputs Level 2 [Member] | Other Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	101,000,000	33,000,000
Significant unobservable inputs Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	150,000,000	148,000,000	183,000,000
Significant unobservable inputs Level 3 [Member] | Short-term investment funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	0	0
Significant unobservable inputs Level 3 [Member] | Government and agency securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	0	0
Significant unobservable inputs Level 3 [Member] | Debt instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	3,000,000	9,000,000	13,000,000
Significant unobservable inputs Level 3 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	4,000,000	16,000,000	24,000,000
Significant unobservable inputs Level 3 [Member] | Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	50,000,000	33,000,000	35,000,000
Significant unobservable inputs Level 3 [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	24,000,000	25,000,000	29,000,000
Significant unobservable inputs Level 3 [Member] | Other Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	$ 69,000,000	$ 65,000,000	$ 82,000,000